SHARE-BASED COMPENSATION (Details) (Stock options)	1 Months Ended						0 Months Ended										12 Months Ended
	Jun. 30, 2010 4th series Stock Option Grant	Jun. 30, 2010 4th series Stock Option Grant Employee/directors item	Jun. 30, 2010 4th series Stock Option Grant Employees item	Apr. 30, 2011 5th series Stock Option Grant	Apr. 30, 2011 5th series Stock Option Grant Employee/directors item	Apr. 30, 2011 5th series Stock Option Grant Employees item	Jun. 21, 2012 6th series Stock Option Grant JPY (¥)	Jun. 21, 2012 6th series Stock Option Grant Employee/directors item	Jun. 21, 2012 6th series Stock Option Grant Employees item	Jun. 21, 2012 6th series Stock Option Grant Statutory auditors item	Jun. 21, 2012 6th series Stock Option Grant External advisors item	May 31, 2013 7th series Stock Option Grant JPY (¥)	May 31, 2013 7th series Stock Option Grant Employee/directors item	May 31, 2013 7th series Stock Option Grant Employees item	May 31, 2013 7th series Stock Option Grant Employees of subsidiaries item	May 15, 2013 8th series Stock Option Grant USD ($)	Mar. 31, 2014 8th series Stock Option Grant JPY (¥)
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares	680,000			800,000			160,000					300,000				88,000	88,000
Exercise price (in yen per share)							¥ 810					¥ 469				$ 5.03	¥ 518
Number of grantees to whom award is granted		1	1		1	5		2	12	2	6		5	17	25
Vesting period	3 years			3 years			3 years					3 years
Options exercisable period	3 years			3 years			3 years					3 years